Note 4 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Income Statement [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
	2015	2014	2013

Revenues	$479,636	$1,132,002	$1,038,087

Cost of revenues	340,941	800,046	731,203
Selling, general and administrative expenses	106,894	249,481	221,520
Depreciation	7,566	17,634	15,605
Amortization of intangible assets	4,253	8,744	23,606
Acquisition-related items	214	723	655
Operating earnings	19,768	55,374	45,498

Interest expense, net	993	6,932	12,826
Other expense	147	255	27
Earnings before income tax	18,628	48,187	32,645

Income tax expense	9,216	13,593	9,823
Net operating earnings from discontinued operations	9,412	34,594	22,822

Net gain (loss) on disposal	-	2,756	(4,058)
Net earnings from discontinued operations	$9,412	$37,350	$18,764

Non-controlling interest share of earnings	4,566	3,426	1,480
Non-controlling interest redemption increment	3,742	10,117	14,004
Net earnings (loss) from discontinued operations attributable to Company	$1,104	$23,807	$3,280

Net earnings (loss) per share from discontinued operations
Basic	$0.03	$0.66	$0.10
Diluted	0.03	0.65	0.10

Balance Sheet [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
	June 1, 2015	December 31, 2014
Cash and cash equivalents	$38,700	$66,790
Accounts receivable, net of allowance	129,758	115,143
Income tax recoverable, net	6,027	16,262
Inventories	12,076	9,489
Prepaids and other assets	23,461	24,372
Deferred income tax	18,982	18,667
Current assets	229,004	250,723
Capital assets	56,254	55,203
Other assets and receivables	3,109	4,736
Deferred income tax	9,153	4,572
Intangible assets	83,911	82,877
Goodwill	215,888	217,433
Non-current assets	368,315	364,821
Total assets	$597,319	$615,544

Accounts payable	$40,883	$24,687
Accrued liabilities	59,418	55,563
Contingent acquisition consideration	4,729	4,586
Income tax payable, net	-	5,650
Unearned revenue	31,736	16,079
Long-term debt	1,006	17,725
Deferred income tax	1,804	1,804
Current liabilties	139,576	126,094
Long-term debt	224,915	221,632
Contingent acquisition consideration	2,078	1,509
Deferred income tax	14,023	14,236
Other liabilities	12,117	12,398
Non-current liabilities	253,133	249,775
Redeemable non-controlling interests	66,214	80,926
Total liabilities	$458,923	$456,795